Document and Entity Information	Dec. 30, 2024
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 30, 2024
Entity Registrant Name	GALERA THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39114
Entity Tax Identification Number	46-1454898
Entity Address Address Line 1	101 Lindenwood Drive
Entity Address Address Line 2	Suite 225
Entity Address City Or Town	Malvern
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19355
City Area Code	610
Local Phone Number	725-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	GRTX
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Description	On December 31, 2024, Galera Therapeutics, Inc., a Delaware corporation (the “Company”), filed with the U.S. Securities and Exchange Commission (the “SEC”) a Current Report on Form 8-K (the “Original Form 8-K”) reporting that, on December 30, 2024, the Company completed its acquisition (the “Acquisition”) of Nova Pharmaceuticals, Inc., a Delaware corporation (the “Acquired Company”). The Acquisition was completed pursuant to the terms and subject to the conditions of the Agreement and Plan of Merger, dated as of December 30, 2024.As a result of the Acquisition, and based on the criteria in Rule 3-05 of Regulation S-X, the Company would ordinarily be required to file historical audited financial statements for the Acquired Company as of and for the year ended December 31, 2023, certain unaudited interim financial statements, and corresponding pro forma financial information pursuant to Article 11 of Regulation S-X. However, because the Company believed that the Acquired Company’s full financial statements would not be material to the Company’s stockholders and would be of limited value to investors, the Company requested relief from the SEC from the requirements under Rule 3-05 and Article 11 of Regulation S-X to file the financial statements and pro forma financial information described above in connection with the Acquisition. In response to the waiver request, the SEC granted relief from the requirements under Rule 3-05 and Article 11 of Regulation S-X.Accordingly, the Company is hereby amending and restating Item 9.01 of the Original Form 8-K in its entirety as follows.
Entity Central Index Key	0001563577